Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents
The components of cash and cash equivalents are reflected in the table below:

	As of December 31,
	2021	2020
	$’000	$’000
Cash in hand and at banks	262,276	97,757
Short term investment funds	—	4,000
Restricted cash	305	—
	262,581	101,757
The Group’s short term investment funds are highly liquid, redeemable within 90 days at a known amount of cash and are subject to an insignificant risk of change in value and therefore meet the definition of a cash equivalent.